COVA FINANCIAL LIFE INSURANCE COMPANY

                       COVA VARIABLE ANNUITY ACCOUNT FIVE

                      Supplement dated October 28, 1998 to

                          Prospectus dated May 1, 1998

The following information is in addition to certain information contained in your prospectus for the Cova variable annuity.

1. The following paragraph is added to Section 4 - Investment Options - Dollar Cost Averaging:

     Cova reserves the right to modify, terminate or suspend the Dollar Cost Averaging Program.

2.   The following information is added to your prospectus as an Appendix:

CONDENSED FINANCIAL INFORMATION
ACCUMULATION UNIT VALUE HISTORY

The following schedule includes accumulation unit values for the periods indicated. This data has been extracted from the Separate Account's Financial
Statements.  This  information  should be read in conjunction  with the Separate
Account's Financial Statements and related notes which are included in the Statement of Additional Information.




                                           Period            Year or
                                           Ended             Period Ended
                                           6/30/98           12/31/97
                                          (unaudited)

RUSSELL INSURANCE FUNDS

Multi-Style Equity Sub-Account                                *
Beginning of Period                        $10.00
End of Period                              $11.99
Number of Accum. Units Outstanding         15,243

Aggressive Equity Sub-Account                                 *
Beginning of Period                        $10.00
End of Period                              $10.67
Number of Accum. Units Outstanding          3,302

Non-U.S. Sub-Account                                          *
Beginning of Period                        $10.00
End of Period                              $11.24
Number of Accum. Units Outstanding          5,491

Core Bond Sub-Account                                         *
Beginning of Period                        $10.00
End of Period                              $10.35
Number of Accum. Units Outstanding         13,610

GENERAL AMERICAN CAPITAL COMPANY

Money Market Sub-Account
Beginning of Period                        $10.67            $10.63
End of Period                              $10.89            $10.67
Number of Accum. Units Outstanding         50,373            14,091

* The number of accumulation unit values shown for the beginning of the period reflect the date they were first offered for sale under the contracts which was January 2, 1998. The accumulation unit values shown for the beginning of the period for the General American Money Market Sub-Account reflect the date they were first offered for sale through the Separate Account which was on December 4, 1997.

3.   The following  information replaces the information contained in Appendix B
     - Performance Information:

FUTURE PERFORMANCE WILL VARY AND THE RESULTS SHOWN ARE NOT
NECESSARILY REPRESENTATIVE OF FUTURE RESULTS.

Note: The figures in Part 1 and Part 2 below present investment performance information for the periods ended June 30, 1998. While these numbers represent the returns as of that date, they do not represent performance information of the portfolios since that date. Performance information for the periods after June 30, 1998 may be significantly different (lower) than the numbers shown below.

PART 1

The Chart below reflects the performance of the accumulation units invested in the Portfolios for the periods shown.

Column A presents performance figures for the accumulation units which reflect the insurance charges and fees and expenses of each portfolio. Column B presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of each portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

PART 1
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 6/30/98




                                                       Accumulation  Unit Performance
                                               Column A (reflects       Column B (reflects
                                               insurance charges        all charges
                                               and portfolio expenses)  and portfolio expenses)
                                               ----------------------   -----------------------
                          Separate Account
                          Inception Date        1       Since       1      Since
Portfolio                 in Portfolio          Year    Inception   Year   Inception
---------                 -----------------     -----------------   ------------------
Russell Insurance Funds

   Multi-Style Equity       1/2/98               --       18.19%     --      13.07%
   Aggressive Equity        1/2/98               --        6.70%     --       1.60%
   Non-U.S.                 1/2/98               --       12.43%     --       7.31%
   Core Bond                1/2/98               --        3.55%     --      -1.56%

General American Capital Company
  Money Market             12/4/97               --        2.36%     --      -2.74%

PART 2

The contracts are relatively new and therefore have no meaningful performance history. However, the portfolios of Russell Insurance Funds and the Money Market
Fund of General American Capital Company have been in existence for some time and have an investment performance history. In order to show how the historical performance of the portfolios affects the contract's accumulation unit values, the following performance was developed. The information is based upon the historical experience of the portfolios and is for the periods shown. The chart below shows the investment performance of the portfolios and the accumulation unit performance calculated by assuming that the contracts were invested in the portfolios for the same periods.

The performance figures in Column A reflect the fees and expenses paid by each portfolio. Column B presents performance figures for the accumulation units which reflect the insurance charges and the fees and expenses of each portfolio.
Column C presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of each portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.



PART 2
Average Annual Total Return for the periods ended 6/30/98:

                                                                                         Accumulation Unit Performance
                                                                                    Column B                    Column C
                                                                               (reflects insurance        (reflects all charges
                                               Portfolio Performance              charges and                 and portfolio
                                                     Column A                  portfolio expenses)              expenses)
------------------------------------------------------------------------------------------------------------------------------------
                                Portfolio                   10 yrs or                     10 yrs or                      10 yrs or
                                Inception                   since                         since                          since
Portfolio                       Date        1 yr   5 yrs    inception      1 yr   5 yrs   inception     1 yr    5 yrs    inception
------------------------------------------------------------------------------------------------------------------------------------
Russell Insurance Funds

   Multi-Style Equity           1/2/97     34.35%    --       34.01%       32.95%   --      32.61%      27.85%    --      28.01%
   Aggressive Equity            1/2/97     24.54%    --       28.07%       23.14%   --      26.67%      18.04%    --      22.07%
   Non-U.S.                     1/2/97      1.16%    --        8.62%       -0.24%   --       7.22%      -5.34%    --       2.62%
   Core Bond                    1/2/97     10.64%    --        9.18%        9.24%   --       7.78%       4.14%    --       3.18%

General American Capital Company
  Money Market                  10/1/87     5.76%   5.15%      6.02%        4.36%   3.75%    4.62%      -0.74%   -0.85%    4.52%
------------------------------------------------------------------------------------------------------------------------------------

CC-4121(10/98)